Expense Example - SFT Managed Volatility Equity Fund - SFT Managed Volatility Equity Fund	May 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 109
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	$ 1,306